Filed Pursuant to Rule 497(c)
1933 Act File No. 333-201530
1940 Act File No. 811-23024

PACER FUNDS TRUST

July 6, 2020

EXPLANATORY NOTE

On behalf of Pacer Funds Trust (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of prospectus for the Pacer BioThreat Strategy ETF (the “Fund”) filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) under the Securities Act on June 23, 2020 (Accession Number 0000894189-20-004869). The purpose of this filing is to submit the 497(c) filing in XBRL for the Fund.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE